Property, Plant and Equipment - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Balance at beginning of year	$ 11,675	$ 15,860
Change from financing activities:
Payment of lease liabilities	(4,830)	(4,294)
Total change from financing activities	(4,830)	(4,294)
Other changes:
New lease	4,267	2,395
Interest expense	167	222
Interest paid	(167)	(222)
Lease modifications	(75)	(194)
Disposal of subsidiary		(138)
Effect of exchange rate changes	343	(1,954)
Total liability-related other changes	4,535	109
Balance at end of year	$ 11,380	$ 11,675